Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Basic and diluted loss per share [Abstract]
Basic and diluted loss per share
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Loss for the period (£’000s)	(14,077)	(6,121)	(30,774)	(22,249)
Basic and diluted weighted average number of shares	48,694,047	43,935,837	48,440,318	43,901,011
Basic and diluted loss per share (£)	(0.29)	(0.14)	(0.64)	(0.51)